INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Raw materials	$ 469	$ 68
Finished products	132	166
Inventory, Net	$ 601	$ 234